As filed with the Securities and Exchange Commission on August 14, 2019

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 325	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 450	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 325 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 325 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach, California on the 14th day of August 2019.

PIMCO FUNDS (Registrant)
By:
Eric D. Johnson*, President

*, **By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw
as attorney-in-fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris**	Trustee	August 14, 2019

George E. Borst**	Trustee	August 14, 2019

Jennifer H. Dunbar**	Trustee	August 14, 2019

Kym M. Hubbard**	Trustee	August 14, 2019

Gary F. Kennedy**	Trustee	August 14, 2019

Peter B. McCarthy**	Trustee	August 14, 2019

Ronald C. Parker**	Trustee	August 14, 2019

Peter G. Strelow**	Trustee	August 14, 2019
	President	August 14, 2019

Eric D. Johnson*	(Principal Executive Officer)	August 14, 2019

Bradley A. Todd*	Treasurer (Principal Financial and Accounting Officer)	August 14, 2019

*, **By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw as attorney-in-fact

*	Pursuant to power of attorney filed herewith.

**	Pursuant to power of attorney filed with Post-Effective Amendment No. 323 to the Registration Statement No. 33-12113 on May 29, 2019

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document